NOTE 6: PROPERTY, PLANT AND EQUIPMENT, NET: Schedule of Property, Plant and Equipment (Details) - SDA Mill, Audited - USD ($)	Nov. 30, 2017	Dec. 31, 2016
Ore processing mill
Property, Plant and Equipment, Gross	$ 620,560	$ 623,699
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	538,903	530,422
Property, plant and equipment, net of accumulated depreciation and impairment of $886,298 and $884,435, respectively	81,657	93,277
Plant and machinery
Property, Plant and Equipment, Gross	460,697	476,503
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	282,078	291,392
Property, plant and equipment, net of accumulated depreciation and impairment of $886,298 and $884,435, respectively	178,619	185,111
Automotive equipment
Property, Plant and Equipment, Gross	59,520	59,865
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	57,719	56,166
Property, plant and equipment, net of accumulated depreciation and impairment of $886,298 and $884,435, respectively	1,801	3,699
Office furniture and equipment
Property, Plant and Equipment, Gross	8,425	7,630
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	7,598	6,455
Property, plant and equipment, net of accumulated depreciation and impairment of $886,298 and $884,435, respectively	827	1,175
Property, Plant and Equipment, Gross	1,149,202	1,167,697
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	886,298	884,435
Property, plant and equipment, net of accumulated depreciation and impairment of $886,298 and $884,435, respectively	$ 262,904	$ 283,262